Goodwill and Intangible Assets - Goodwill Rollforward (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2014	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]
Goodwill Roll Forward
Gross balance, beginning balance		$ 886,843	$ 886,843
Accumulated impairment losses, beginning balance		(873,101)	(872,885)
Net goodwill, beginning balance		13,742	13,958	125,911	125,911
Goodwill impairment from divestitures			(216)
Goodwill, beginning balance	125,911	13,742		125,911	125,911
Gross balance, ending balance			886,843
Goodwill acquired in business combination	660	462
Accumulated impairment losses, beginning balance			(873,101)
Goodwill, ending balance	126,571	14,204	13,742	125,911	125,911
Net goodwill, ending balance			13,742	125,911	125,911
Elimination of Predecessor Goodwill		(14,204)
Reorganization Plan effects and Fresh Start Adjustments		$ 125,911